Employee Benefit Plans and Postretirement Benefits - Cash Flows Related to Total Benefits Expected to be Paid (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	$ 186
2019	180
2020	182
2021	183
2022	179
2023 - 2027	896
Total	1,806
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	66
2019	64
2020	63
2021	64
2022	64
2023 - 2027	337
Total	658
Medicare Part D Reimbursement [Member]
Defined Benefit Plan Disclosure [Line Items]
2023 - 2027	(1)
Total	(1)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	37
2019	35
2020	39
2021	36
2022	36
2023 - 2027	146
Total	$ 329